ACQUISITIONS (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Tangible assets	$ 61,256	$ 61,256
Acquired backlog	148,408	148,408
Goodwill	8,216,336	8,216,336
Total purchase consideration	17,576,000	17,576,000
Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Total purchase consideration			$ 1,500,000
Customer contracts and relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		8,225,000
Customer contracts and relationships [Member] | Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	8,225,000		904,000
Non-compete agreements [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 925,000
Non-compete agreements [Member] | Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 925,000		$ 252,000